Annual Fund Operating Expenses - MassMutual Advantage Funds_Pro	Sep. 30, 2025
MassMutual Clinton Limited Term Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
MassMutual Clinton Limited Term Municipal Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.42%)
Net Expenses (as a percentage of Assets)	0.29%	[1]
MassMutual Clinton Limited Term Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.42%)
Net Expenses (as a percentage of Assets)	0.39%	[1]
MassMutual Clinton Limited Term Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.42%)
Net Expenses (as a percentage of Assets)	0.64%	[1]
MassMutual Clinton Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
MassMutual Clinton Municipal Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.37%)
Net Expenses (as a percentage of Assets)	0.41%	[2]
MassMutual Clinton Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.37%)
Net Expenses (as a percentage of Assets)	0.51%	[2]
MassMutual Clinton Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.37%)
Net Expenses (as a percentage of Assets)	0.76%	[2]
MassMutual Clinton Municipal Credit Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
MassMutual Clinton Municipal Credit Opportunities Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.43%)
Net Expenses (as a percentage of Assets)	0.54%	[3]
MassMutual Clinton Municipal Credit Opportunities Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.43%)
Net Expenses (as a percentage of Assets)	0.64%	[3]
MassMutual Clinton Municipal Credit Opportunities Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.43%)
Net Expenses (as a percentage of Assets)	0.89%	[3]
MML Barings Global Floating Rate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
MML Barings Global Floating Rate Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	0.75%	[4]
MML Barings Global Floating Rate Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.33%)
Net Expenses (as a percentage of Assets)	0.75%	[4]
MML Barings Global Floating Rate Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	1.00%	[4]
MML Barings Global Floating Rate Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	2.04%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	1.75%	[4]
MML Barings Global Floating Rate Fund | Class M1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%	[5]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.31%)
Net Expenses (as a percentage of Assets)	0.70%	[4]
MML Barings Global Floating Rate Fund | Class M2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%	[5]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.65%)
Net Expenses (as a percentage of Assets)	0.36%	[6]
MML Barings Unconstrained Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
MML Barings Unconstrained Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	0.85%	[7]
MML Barings Unconstrained Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	0.90%	[7]
MML Barings Unconstrained Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	1.16%	[7]
MML Barings Unconstrained Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	2.13%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.95%	[7]
MML Barings Unconstrained Income Fund | Class M1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[8]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	0.80%	[7]
MML Barings Unconstrained Income Fund | Class M2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[8]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.75%)
Net Expenses (as a percentage of Assets)	0.35%	[9]

[1]
(1)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.29%, 0.39%, and 0.64% for Classes I, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[2]
(1)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.41%, 0.51%, and 0.76% for Classes I, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[3]
(1)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, and 0.89% for Classes I, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[4]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.75%, 0.75%, 1.00%, 1.75%, and 0.70% for Classes I, Y, A, C, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[5]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[6]
(3)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[7]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.85%, 0.90%, 1.16%, 1.95%, and 0.80% for Classes I, Y, A, C, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[8]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[9]
(3)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.